Offerings	Nov. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	130,000,000
Proposed Maximum Offering Price per Unit	3.14
Maximum Aggregate Offering Price	$ 408,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,372.42
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents up to 130,000,000 ordinary shares held in aggregate by Vietnam Investment Group Joint Stock Company and Asian Star Trading & Investment Pte. Ltd. that were originally issued prior to the business combination. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security and proposed maximum aggregate offering price are based on the average of the high and low prices of the Company’s ordinary shares on The Nasdaq Stock Market LLC on November 4, 2025, which was $3.14.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying warrants
Amount Registered | shares	3,320,822
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 38,189,453.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,273.96
Offering Note	Pursuant to Rule 416(a) under the Securities Act Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents 3,320,822 ordinary shares of the Company that are issuable upon the exercise of 3,320,822 warrants on a cash basis, at a price of $11.50 per ordinary share. Pursuant to Rule 457(g) promulgated under the Securities Act, calculated based on the warrant cash exercise price of $11.50 per ordinary share.